Debt issued designated at fair value (Detail 2) - USD ($) $ in Millions		Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		$ 61,243		$ 66,809
UBS Group AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	1,375		217
UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	58,937		65,668
UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	9,409		10,368
UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	49,528		55,299
Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	931		924
Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	539		520
Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	392		404
2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		22,418
2021 | UBS Group AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		0
2021 | UBS Group AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	0
2021 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	22,289
2021 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	4,144
2021 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	18,145
2021 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	129
2021 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	88
2021 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	41
2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		10,423
2022 | UBS Group AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		0
2022 | UBS Group AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	0
2022 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	10,231
2022 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	1,473
2022 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	8,758
2022 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	192
2022 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	7
2022 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	185
2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		7,153
2023 | UBS Group AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		0
2023 | UBS Group AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	0
2023 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	7,027
2023 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	1,112
2023 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	5,915
2023 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	126
2023 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
2023 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	126
2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		2,239
2024 | UBS Group AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		0
2024 | UBS Group AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	0
2024 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	2,239
2024 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	512
2024 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	1,727
2024 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
2024 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
2024 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
2025
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		6,772
2025 | UBS Group AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		0
2025 | UBS Group AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	0
2025 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	6,772
2025 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	318
2025 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	6,454
2025 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
2025 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
2025 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
2026-2030
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		6,708
2026-2030 | UBS Group AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		0
2026-2030 | UBS Group AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	0
2026-2030 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	6,286
2026-2030 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	227
2026-2030 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	6,058
2026-2030 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	422
2026-2030 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	422
2026-2030 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		5,530
Thereafter | UBS Group AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		1,375
Thereafter | UBS Group AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	1,375
Thereafter | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	4,094
Thereafter | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	1,623
Thereafter | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	2,471
Thereafter | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	61
Thereafter | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	22
Thereafter | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	39
UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		59,868		66,592
UBS AG | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		58,937	[2]	65,668
UBS AG | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		9,409	[2]	10,368
UBS AG | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		49,528	[2]	55,299
UBS AG | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		931		924
UBS AG | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		539	[3]	520
UBS AG | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		392	[3]	$ 404
UBS AG | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		22,418
UBS AG | 2021 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	22,289
UBS AG | 2021 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	4,144
UBS AG | 2021 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	18,145
UBS AG | 2021 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	129
UBS AG | 2021 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	88
UBS AG | 2021 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	41
UBS AG | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		10,423
UBS AG | 2022 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	10,231
UBS AG | 2022 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	1,473
UBS AG | 2022 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	8,758
UBS AG | 2022 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	192
UBS AG | 2022 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	7
UBS AG | 2022 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	185
UBS AG | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		7,153
UBS AG | 2023 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	7,027
UBS AG | 2023 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	1,112
UBS AG | 2023 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	5,915
UBS AG | 2023 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	126
UBS AG | 2023 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
UBS AG | 2023 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	126
UBS AG | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		2,239
UBS AG | 2024 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	2,239
UBS AG | 2024 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	512
UBS AG | 2024 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	1,727
UBS AG | 2024 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
UBS AG | 2024 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
UBS AG | 2024 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
UBS AG | 2025
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		6,772
UBS AG | 2025 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	6,772
UBS AG | 2025 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	318
UBS AG | 2025 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	6,454
UBS AG | 2025 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
UBS AG | 2025 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
UBS AG | 2025 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
UBS AG | 2026-2030
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		6,708
UBS AG | 2026-2030 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	6,286
UBS AG | 2026-2030 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	227
UBS AG | 2026-2030 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	6,058
UBS AG | 2026-2030 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	422
UBS AG | 2026-2030 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	422
UBS AG | 2026-2030 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
UBS AG | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		4,155
UBS AG | Thereafter | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	4,094
UBS AG | Thereafter | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	1,623
UBS AG | Thereafter | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	2,471
UBS AG | Thereafter | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	61
UBS AG | Thereafter | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	22
UBS AG | Thereafter | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	$ 39

[1]	Comprises instruments issued by the legal entity UBS Group AG
[2]	Comprises instruments issued by the legal entity UBS AG.
[3]	Comprises instruments issued by subsidiaries of UBS AG.